Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of LTIP Unit grants
The following table presents the status of all LTIP Unit grants as of March 31, 2014 and December 31, 2013 (units in thousands):

	March 31, 2014		December 31, 2013
	LTIP Unit Grants(2)	Weighted Average Grant Price	LTIP Unit Grants	Weighted Average Grant Price
Beginning balance(1)	9,218	$7.15	6,228	$6.66
Granted(3)	2,086	15.51	4,333	8.10
Converted to common stock	(1,111)	8.81	(1,341)	7.90
Forfeited	(2)	9.11	(2)	5.38
Ending Balance/Weighted Average	10,191	$8.68	9,218	$7.15
____________________________________________________________

(1)	Reflects the balance as of January 1, 2014 and 2013 for the periods ended March 31, 2014 and December 31, 2013, respectively.

(2)	Includes 698,142 LTIP Units issued in connection with the NorthStar Realty Finance Corp. 2004 Long-Term Incentive Bonus Plan of which 667,509 LTIP Units have been converted.

(3)	Represents deferred LTIP Units granted in connection with the Stock Incentive Plan (refer to below).

The following table presents the status of all LTIP Unit grants as of December 31, 2013 and 2012 (units in thousands):

	December 31, 2013		December 31, 2012
	LTIP Unit Grants (2)	Weighted Average Grant Price	LTIP Unit Grants	Weighted Average Grant Price
Beginning balance (1)	6,228	$6.66	4,208	$7.53
Granted	4,333	8.10	2,306	5.59
Converted to common stock	(1,341)	7.90	(277)	11.09
Forfeited	(2)	5.38	(9)	5.38
Ending Balance/Weighted Average	9,218	$7.15	6,228	$6.66
____________________________________________________________

(1)	Reflects the balance as of January 1, 2013 and 2012 for the periods ended December 31, 2013 and 2012, respectively.

(2)	Includes 698,142 LTIP Units issued in connection with the NorthStar Realty Finance Corp. 2004 Long-Term Incentive Bonus Plan, of which 667,509 LTIP Units have been converted.